Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 23,998	$ 31,308	$ 114,973	$ 90,845	$ 70,363
(Income) loss from discontinued operations			(2,056)	27,105	16,686
Gain on sale of discontinued operations, net			(403)	(3,616)	(5,693)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,994	18,233	74,354	67,990	65,765
Share-based compensation expense	7,005	1,919	9,529	6,246	6,788
Amortization of debt issuance costs	603	628	1,030	2,513	2,513
Loss on disposals and other, net	274	2,711	8,617	2,361	2,456
Deferred income taxes	11,491	1,663	(822)	31,020	3,494
Other	87	1,535	4,282	1,618	(82)
Changes in operating assets and liabilities, net of acquisitions/divestitures:
Trade receivables, net	(48,912)	(7,081)	(2,419)	(9,650)	(4,138)
Related party receivables	8,247	610	(6,827)	(444)	1,888
Inventories	(191)	(8,392)	(18,509)	(18,488)	5,797
Prepaid expenses and other assets	5,853	2,679	1,017	(4,030)	1,824
Accounts payable and accrued expenses	(33,622)	(145)	46,039	27,542	9,876
Income taxes payable	(6,009)	(1,051)	10,287	495	64
Net cash provided by operating activities - continuing operations	(11,182)	44,617	239,092	221,507	177,601
Net cash provided by operating activities - discontinued operations			(2,571)	19,054	3,726
Net cash provided by operating activities	(11,182)	44,617	236,521	240,561	181,327
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(20,734)	(20,301)	(102,931)	(126,755)	(50,707)
Proceeds from recoveries			3,356
Proceeds from sale of fixed assets	61,777	224	1,490	710	1,006
Net cash provided by/(used in) investing activities-continuing operations	41,043	(20,077)	(98,085)	(126,045)	(49,701)
Net cash provided by/(used in) investing activities - discontinued operations		(1,708)	5,900	(217)	23,309
Net cash provided by/(used in) investing activities	41,043	(21,785)	(92,185)	(126,262)	(26,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs			367,540
Proceeds from the issuance of Term A-1 and Term A-2 facilities			500,000
Payment of deferred financing costs	(16)		(12,403)
Repayment of intercompany notes to Dean Foods			(1,155,000)
Distributions to Dean Foods, net	(2,703)	(12,895)	(130,844)	(109,667)	(114,344)
Payments of capital lease obligations				(100)
Repayment of debt	(3,750)
Proceeds from revolving credit facility	169,550		519,200
Payments for revolving credit facility	(202,300)		(238,650)
Proceeds from receivables -backed facility		63,325	150,735	319,671	142,690
Payments for receivables -backed facility		(61,377)	(166,650)	(303,756)	(142,690)
Capital contribution from (distribution to) non-controlling interest			(6,046)	6,754	7,992
Net cash used in financing activities - continuing operations	(39,219)	(10,947)	(172,118)	(87,098)	(106,352)
Net cash provided by financing activities-discontinued operations			(269)	(498)
Net cash used in financing activities	(39,219)	(10,947)	(172,387)	(87,596)	(106,352)
Effect of exchange rate changes on cash and cash equivalents	(2,674)	1,829	437	(3,528)	(1,237)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(12,032)	13,714	(27,614)	23,175	47,346
Cash and cash equivalents, beginning of period	69,373	96,987	96,987	73,812	26,466
Cash and cash equivalents, end of period	57,341	110,701	69,373	96,987	73,812
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and financing charges, net of capitalized interest			15,217	15,478	13,307
Cash paid for taxes			45,302	27,420	27,814
Non-cash activity - settlement of allocated portion of Dean Foods' debt			440,255
Non-cash activity - contribution by Dean Foods in exchange for Class B common stock			424,962
Non-cash activity - novation of Dean Foods' interest rate swap liabilities			68,858
Non-cash activity - issuance of intercompany notes to Dean Foods			$ 1,155,000